Right of Use Assets and Lease Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right Of Use Assets And Lease Liability
Schedule of Operating Lease Right and Lease Liability

	June 30,	December 31,
	2024	2023
Right-of-use asset
Right-of-use asset, net	$1,522,773	$1,688,003

Lease liability
Current lease liability	$187,834	$183,913
Non-current lease liability	1,420,096	1,559,818
Total lease liability	$1,607,930	$1,743,731

Remaining lease term and discount rate
Weighted average remaining lease term	78 months	84 months
Discount rate used	10%	10%

December 31, 2023
Right-of-use asset
Right-of-use asset, net	$1,688,003

Lease liability
Current lease liability	$183,913
Non-current lease liability	1,559,818
Total lease liability	$1,743,731

Remaining lease term and discount rate
Weighted average remaining lease term	84 months
Discount rate used	10%

Schedule of Future Minimum Lease Payments

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of June 30, 2024:

Remainder of 2024	$170,865
Thereafter	2,041,030
Less: imputed interest	(603,965)
Total	$1,607,930

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of December 31, 2023:

2024	$351,532
Thereafter	2,099,565
Less: imputed interest	(707,366)
Total	$1,743,731